Related Party Transactions (Details)	1 Months Ended				12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Jan. 31, 2018	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)
Related Party Transactions (Details) [Line Items]
Unsecured long term loans		$ 288,000	€ 250,000		$ 11,500	€ 10,000	$ 69,000	€ 60,000	$ 69,000	€ 60,000	$ 69,000	€ 60,000	$ 69,000	€ 60,000
Repaid loans to related party													1,000		$ 385,420
Interest expenses for loans from related parties											43,835		632,251		95,091
Cost of revenue											857,060		14,171,135		27,726,833
Inventories purchased from related parties											0		0		26,698
Sales [Member]
Related Party Transactions (Details) [Line Items]
Cost of revenue											0		178,636		$ 1,448,533
Related Party Transaction [Member]
Related Party Transactions (Details) [Line Items]
Unsecured short term loans from related parties											49,350		4,791,403
Repaid loans to related party											$ 0		$ 1,080,947
Related party transaction, description				the Company entered into a loan agreement with Dandan Liu. In May 2018, the agreement was amended to, among others, reclassify unpaid interest payable to the principal of the loan, resulting in an increase of principal from RMB3,000,000 (approximately $466,000) to RMB3,030,000 (approximately $471,000) and increase the interest rate from 3% to 15%. Interest rate will be 24% for the period past due. In March 2019, the agreement was further amended to, among others, reclassify unpaid interest payable to the principal of the loan, resulting in an increase of principal to RMB3,484,500 (approximately $539,000) and extend the maturity date from January 2019 to May 2019.
Related Party Transaction [Member] | Minimum [Member]
Related Party Transactions (Details) [Line Items]
Interest rate for loans outstanding											0.00%	0.00%
Related Party Transaction [Member] | Maximum [Member]
Related Party Transactions (Details) [Line Items]
Interest rate for loans outstanding											25.00%	25.00%
Individual [Member]
Related Party Transactions (Details) [Line Items]
Related party transaction, description	the Company entered into a loan agreement with Yuxiang Qi. Interest rate was 15% during the loan period and 24% for the period past due. In March 2019, the agreement was amended to, among others, reclassify unpaid interest payable to the principal of the loan, resulting in an increase of principal from RMB3,000,000 (approximately $462,000) to RMB3,405,000 (approximately $522,000) and extend the maturity date from December 2018 to May 2019.